                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)


        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE SHORT TERM CASH FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





U.S. GOVERNMENT AGENCIES (51.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 11-03-08                            0.53%          $217,100,000         $217,090,592
 11-04-08                            0.47            250,825,000          250,812,049
 11-05-08                            0.62            255,000,000          254,978,334
 11-06-08                            0.59             40,000,000           39,996,111
 11-12-08                            1.08            146,800,000          146,747,998
 11-14-08                            1.13            150,000,000          149,935,000
 11-17-08                            1.12             50,000,000           49,973,778
 11-24-08                            1.26             50,000,000           49,958,472
 12-03-08                            0.89             50,050,000           50,009,960
Federal Home Loan Mtge Corp Disc Nts
 11-10-08                            0.55             50,120,000           50,112,482
 11-26-08                            0.78             50,000,000           49,972,222
 02-17-09                            2.08             29,700,000           29,516,454
Federal Natl Mtge Assn Disc Nts
 11-04-08                            0.84             33,064,000           33,060,969
 11-06-08                            2.07             35,000,000           34,988,090
 11-12-08                            1.12             40,550,000           40,535,082
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,447,687,593)                                                 $1,447,687,593
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (3.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Royal Bank of Canada
 11-03-08                            0.06%           $99,300,000          $99,300,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $99,300,000)                                                       $99,300,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (6.2%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Mtge Corp Disc Nts
 04-27-09                            3.53%           $30,000,000          $30,000,000
Merrill Lynch & Co
 11-17-08                            4.44             75,000,000           75,000,000
Wells Fargo & Co
 09-18-09                            4.43             70,000,000           70,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $175,000,000)                                                     $175,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (38.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (17.1%)(C)
Alpine Securitization
 11-04-08                            2.47%           $10,000,000           $9,997,292
 11-05-08                            2.61             90,000,000           89,967,777
Chariot Funding LLC
 11-04-08                            1.90             60,000,000           59,987,500
 11-10-08                            2.83             40,000,000           39,969,000
Citibank Credit Card Issue Trust
 (Dakota Nts)
 11-03-08                            2.63             62,500,000           62,486,493
Enterprise Funding LLC
 11-03-08                            2.37             38,000,000           37,992,611
Gemini Securitization LLC
 11-17-08                            3.44             50,000,000           49,920,000
Ranger Funding LLC
 11-03-08                            2.30             38,000,000           37,992,822
Salisbury Receivables LLC
 11-06-08                            1.27             40,000,000           39,991,667
Sheffield Receivables
 11-12-08                            2.51             18,000,000           17,985,150
 11-18-08                            3.60             35,000,000           34,938,021
                                                                        -------------
Total                                                                     481,228,333
-------------------------------------------------------------------------------------


BANKING (9.3%)
Barclays US Funding
 11-03-08                            0.07             75,000,000           74,999,583
Deutsche Bank Financial
 11-03-08                            0.09             10,000,000            9,999,928
HSBC Finance
 11-03-08                            0.17             25,000,000           24,999,653
ING (US) Funding LLC
 11-14-08                            2.43             50,000,000           49,953,417
Rabobank USA Financial
 11-10-08                            2.32             50,000,000           49,968,250
 11-12-08                            2.36             50,000,000           49,961,194
                                                                        -------------
Total                                                                     259,882,025
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.8%)
Caterpillar Financial Services
 11-24-08                            1.70             50,000,000           49,944,097
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.9%)
General Electric Capital Services
 11-03-08                            0.14             25,000,000           24,999,722
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (4.8%)
BNP Paribas Finance
 11-03-08                            0.17             60,000,000           59,999,167
Citigroup Funding
 11-03-08                            0.17             75,000,000           74,998,958
                                                                        -------------
Total                                                                     134,998,125
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.8%)
Johnson & Johnson
 11-17-08                            0.48             50,000,000(c)        49,988,889
-------------------------------------------------------------------------------------


WIRELINES (2.9%)
AT&T
 11-10-08                            1.51             25,000,000(c)        24,989,688
 11-12-08                            1.58             35,000,000(c)        34,981,819
 12-08-08                            1.73             20,000,000           19,964,028
                                                                        -------------
Total                                                                      79,935,535
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,080,976,726)                                                 $1,080,976,726
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,802,964,319)(d)                                              $2,802,964,319
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.


--------------------------------------------------------------------------------
1  RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $591,188,729 or 21.1% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2008.
FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $--          $2,802,964,319         $--        $2,802,964,319


At Oct. 31, 2008, 100% of the Fund's investments were valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.


--------------------------------------------------------------------------------
2  RIVERSOURCE SHORT TERM CASH FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date December 30, 2008